ACQUISITIONS AND DIVESTITURES - Schedule of Components of Purchase Price (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Loss on classification as held for sale before income taxes	$ (104,900)	$ 0	$ 0
Discontinued Operations, Held-for-Sale or Disposed of by Sale | Fresh Vegetables [Member]
Business Acquisition [Line Items]
(Loss) gain on asset sales, net of asset write-downs of property, plant and equipment	(520)	50	(150)
Income (loss) from discontinued operations before income taxes	(47,761)	(22,298)	(64,996)
Loss on classification as held for sale before income taxes	(104,886)
Income (loss) from discontinued operations before income taxes	$ 57,125	$ (22,298)	$ (64,996)